Sale and Leaseback	6 Months Ended
Jun. 30, 2018
Sale and Leaseback
Sale and Leaseback

6. Sale and Leaseback

        An analysis of the finance lease liabilities is as follows:

	December 31, 2017	June 30, 2018
Finance lease liability, current portion	6,302	6,485
Finance lease liability, non-current portion	207,126	203,355

Total	213,428	209,840